Business Combinations - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 20, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill	$ 249,692		$ 2,224	$ 2,224
Flogistix
Business Combination [Line Items]
Cash and cash equivalents		$ 193
Accounts receivable - trade, net		18,104
Inventory		82,378
Prepaid expenses and other current assets		2,551
Property, plant and equipment		357,443
Intangible assets		110,290
Finance lease right-of-use assets		8,629
Operating lease right-of-use assets		9,763
Other assets		358
Accounts payable - Trade		(18,143)
Accrued expenses		(9,495)
Current portion of finance lease obligations		(2,356)
Current portion of operating lease obligations		(3,579)
Deferred revenue		(4,085)
Operating lease obligations, net of current portion		(6,172)
Finance lease obligations, net of current portion		(6,506)
Long-term debt		(205,933)
Identifiable net assets acquired		333,440
Goodwill		66,325
Total consideration transferred		399,765
FPS
Business Combination [Line Items]
Cash and cash equivalents		2,895
Accounts receivable - trade, net		42,999
Inventory		61,194
Prepaid expenses and other current assets		1,565
Property, plant and equipment		28,608
Intangible assets		194,000
Finance lease right-of-use assets		6,102
Operating lease right-of-use assets		5,151
Other assets		300
Accounts payable - Trade		(11,119)
Accrued expenses		(15,534)
Current portion of finance lease obligations		(3,225)
Current portion of operating lease obligations		(2,179)
Operating lease obligations, net of current portion		(2,972)
Finance lease obligations, net of current portion		(2,877)
Long-term debt		(29,930)
Identifiable net assets acquired		274,978
Goodwill		179,885
Total consideration transferred		$ 454,863